Loan and lease operations (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 41,079
Closing balance	50,687	R$ 41,079
Allowance account for credit losses of financial assets	50,687	41,079
Expected loan losses for financial guarantees pledged	29,875
London Interbank Offered Rates Libor [Member]
IfrsStatementLineItems [Line Items]
Closing balance	14,052
Allowance account for credit losses of financial assets	14,052
Stage One [member] | Loans to corporate entities [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	128,519
Closing balance		128,519
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	822,590
Acquisition / (Settlement)	(106,974)
Closing balance	909,422	822,590
Derecognition	(20,142)
Acquisition / (Settlement)	106,974
Allowance account for credit losses of financial assets	909,422	822,590
Beginning balance	822,590	714,104
Closing balance		822,590
Gross carrying amount [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	135,034
Acquisition / (Settlement)	5,056	823
Closing balance	139,268	135,034
Derecognition	(822)	(310)
Acquisition / (Settlement)	(5,056)	(823)
Allowance account for credit losses of financial assets	139,268	135,034
Beginning balance	135,034	134,521
Closing balance		135,034
Gross carrying amount [member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	149,970
Acquisition / (Settlement)	18,587	30,369
Closing balance	164,896	149,970
Derecognition	(3,661)	(2,354)
Acquisition / (Settlement)	(18,587)	(30,369)
Allowance account for credit losses of financial assets	164,896	149,970
Beginning balance	149,970	121,955
Closing balance		149,970
Gross carrying amount [member] | Foreign Loans [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	205,050
Acquisition / (Settlement)	1,888
Closing balance	205,155	205,050
Derecognition	(1,783)
Acquisition / (Settlement)	(1,888)
Allowance account for credit losses of financial assets	205,155	205,050
Gross carrying amount [member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)		7,939
Derecognition		(5,034)
Acquisition / (Settlement)		(7,939)
Beginning balance	205,050	202,145
Closing balance		205,050
Gross carrying amount [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Beginning balance	702,164
Transfer to Stage 2	(92,275)
Transfer to Stage 3	(7,940)
Cure from Stage 2	48,892
Cure from Stage 3	387
Acquisition / (Settlement)	112,324
Closing balance	763,552	702,164
Transfer to Stage 3	7,940
Cure from Stage 2	(48,892)
Transfer to Stage 2	92,275
Acquisition / (Settlement)	(112,324)
Allowance account for credit losses of financial assets	763,552	702,164
Beginning balance	702,164	587,208
Transfer to Stage 2		(53,989)
Transfer to Stage 3		(3,661)
Cure from Stage 2		29,550
Net increase / (Reversal)		142,399
Closing balance		702,164
Cure from Stage 3		657
Gross carrying amount [member] | Stage One [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	128,519
Transfer to Stage 2	(626)
Transfer to Stage 3	(2,360)
Cure from Stage 2	1,098
Cure from Stage 3	137
Acquisition / (Settlement)	6,437
Closing balance	133,205	128,519
Transfer to Stage 3	2,360
Cure from Stage 2	(1,098)
Transfer to Stage 2	626
Acquisition / (Settlement)	(6,437)
Allowance account for credit losses of financial assets	133,205	128,519
Beginning balance		123,665
Transfer to Stage 2		(865)
Transfer to Stage 3		(109)
Cure from Stage 2		1,338
Net increase / (Reversal)		4,447
Cure from Stage 3		43
Gross carrying amount [member] | Stage One [member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	124,555
Transfer to Stage 2	(18,158)
Transfer to Stage 3	(1,600)
Cure from Stage 2	16,215
Cure from Stage 3	170
Acquisition / (Settlement)	21,439
Closing balance	142,621	124,555
Transfer to Stage 3	1,600
Cure from Stage 2	(16,215)
Transfer to Stage 2	18,158
Acquisition / (Settlement)	(21,439)
Allowance account for credit losses of financial assets	142,621	124,555
Beginning balance	124,555	96,784
Transfer to Stage 2		(14,019)
Transfer to Stage 3		(960)
Cure from Stage 2		9,630
Net increase / (Reversal)		32,974
Closing balance		124,555
Cure from Stage 3		146
Gross carrying amount [member] | Stage One [member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	178,719
Transfer to Stage 2	(7,720)
Transfer to Stage 3	(1,014)
Cure from Stage 2	2,426
Cure from Stage 3	19
Acquisition / (Settlement)	10,086
Closing balance	182,516	178,719
Transfer to Stage 3	1,014
Cure from Stage 2	(2,426)
Transfer to Stage 2	7,720
Acquisition / (Settlement)	(10,086)
Allowance account for credit losses of financial assets	182,516	178,719
Beginning balance	178,719	167,601
Transfer to Stage 2		(8,527)
Transfer to Stage 3		(929)
Cure from Stage 2		5,794
Net increase / (Reversal)		14,312
Closing balance		178,719
Cure from Stage 3		468
Gross carrying amount [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	69,906
Transfer to Stage 3	20,912
Cure from Stage 3	3,409
Acquisition / (Settlement)	(9,084)
Closing balance	86,702	69,906
Cure from Stage 1	48,892
Transfer to Stage 1	(92,275)
Cure from Stage 1	(48,892)
Transfer to Stage 3	(20,912)
Transfer to Stage 1	92,275
Acquisition / (Settlement)	9,084
Allowance account for credit losses of financial assets	86,702	69,906
Beginning balance	69,906	66,243
Transfer to Stage 2		(29,550)
Transfer to Stage 3		(13,886)
Cure from Stage 2		53,989
Net increase / (Reversal)		(9,752)
Closing balance		69,906
Cure from Stage 3		2,862
Gross carrying amount [member] | Stage Two [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,600
Transfer to Stage 3	(173)
Cure from Stage 3	19
Acquisition / (Settlement)	(73)
Closing balance	901	1,600
Cure from Stage 1	(1,098)
Transfer to Stage 1	626
Cure from Stage 1	1,098
Transfer to Stage 3	173
Transfer to Stage 1	(626)
Acquisition / (Settlement)	73
Allowance account for credit losses of financial assets	901	1,600
Beginning balance	1,600	2,793
Transfer to Stage 2		(1,338)
Transfer to Stage 3		(182)
Cure from Stage 2		865
Net increase / (Reversal)		(558)
Closing balance		1,600
Cure from Stage 3		20
Gross carrying amount [member] | Stage Two [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	16,749
Transfer to Stage 3	(4,310)
Cure from Stage 3	1,167
Acquisition / (Settlement)	(3,250)
Closing balance	12,299	16,749
Cure from Stage 1	(16,215)
Transfer to Stage 1	18,158
Cure from Stage 1	16,215
Transfer to Stage 3	4,310
Transfer to Stage 1	(18,158)
Acquisition / (Settlement)	3,250
Allowance account for credit losses of financial assets	12,299	16,749
Beginning balance	16,749	15,965
Transfer to Stage 2		(9,630)
Transfer to Stage 3		(2,867)
Cure from Stage 2		14,019
Net increase / (Reversal)		(1,480)
Closing balance		16,749
Cure from Stage 3		742
Gross carrying amount [member] | Stage Two [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	13,389
Transfer to Stage 3	(3,388)
Cure from Stage 3	831
Acquisition / (Settlement)	(2,263)
Closing balance	13,863	13,389
Cure from Stage 1	(2,426)
Transfer to Stage 1	7,720
Cure from Stage 1	2,426
Transfer to Stage 3	3,388
Transfer to Stage 1	(7,720)
Acquisition / (Settlement)	2,263
Allowance account for credit losses of financial assets	13,863	13,389
Beginning balance	13,389	16,692
Transfer to Stage 2		(5,794)
Transfer to Stage 3		(3,630)
Cure from Stage 2		8,527
Net increase / (Reversal)		(3,365)
Closing balance		13,389
Cure from Stage 3		959
Gross carrying amount [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	50,520
Transfer to Stage 2	(20,912)
Cure from Stage 2	3,409
Acquisition / (Settlement)	(3,734)	(126,493)
Closing balance	59,168	50,520
Cure from Stage 1	387
Transfer to Stage 1	(7,940)
Cure from Stage 1	(387)
Transfer to Stage 1	7,940
Derecognition	(20,142)	(18,007)
Cure from Stage 2	(3,409)
Transfer to Stage 2	20,912
Acquisition / (Settlement)	3,734	126,493
Allowance account for credit losses of financial assets	59,168	50,520
Beginning balance	50,520	60,653
Transfer to Stage 2		(657)
Transfer to Stage 3		(2,862)
Cure from Stage 2		3,661
Net increase / (Reversal)		(6,154)
Closing balance		50,520
Cure from Stage 3		13,886
Gross carrying amount [member] | Stage three [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,915
Transfer to Stage 2	173
Cure from Stage 2	(19)
Acquisition / (Settlement)	(1,308)
Closing balance	5,162	4,915
Cure from Stage 1	(137)
Transfer to Stage 1	2,360
Cure from Stage 1	137
Transfer to Stage 1	(2,360)
Derecognition	(822)	(310)
Cure from Stage 2	19
Transfer to Stage 2	(173)
Acquisition / (Settlement)	1,308
Allowance account for credit losses of financial assets	5,162	4,915
Beginning balance	4,915	8,063
Transfer to Stage 2		(43)
Transfer to Stage 3		(20)
Cure from Stage 2		109
Net increase / (Reversal)		(3,066)
Closing balance		4,915
Cure from Stage 3		182
Gross carrying amount [member] | Stage three [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,666
Transfer to Stage 2	4,310
Cure from Stage 2	(1,167)
Acquisition / (Settlement)	398
Closing balance	9,976	8,666
Cure from Stage 1	(170)
Transfer to Stage 1	1,600
Cure from Stage 1	170
Transfer to Stage 1	(1,600)
Derecognition	(3,661)	(2,354)
Cure from Stage 2	1,167
Transfer to Stage 2	(4,310)
Acquisition / (Settlement)	(398)
Allowance account for credit losses of financial assets	9,976	8,666
Beginning balance	8,666	9,206
Transfer to Stage 2		(146)
Transfer to Stage 3		(742)
Cure from Stage 2		960
Net increase / (Reversal)		(1,125)
Closing balance		8,666
Cure from Stage 3		2,867
Gross carrying amount [member] | Stage three [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,942
Transfer to Stage 2	3,388
Cure from Stage 2	(831)
Acquisition / (Settlement)	(5,935)
Closing balance	8,776	12,942
Cure from Stage 1	(19)
Transfer to Stage 1	1,014
Cure from Stage 1	19
Transfer to Stage 1	(1,014)
Derecognition	(1,783)	(5,034)
Cure from Stage 2	831
Transfer to Stage 2	(3,388)
Acquisition / (Settlement)	5,935
Allowance account for credit losses of financial assets	8,776	12,942
Beginning balance	12,942	17,852
Transfer to Stage 2		(468)
Transfer to Stage 3		(959)
Cure from Stage 2		929
Net increase / (Reversal)		(3,008)
Closing balance		12,942
Cure from Stage 3		3,630
Individuals [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Derecognition		(10,309)
Individuals [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	332,536
Acquisition / (Settlement)	81,443	87,362
Closing balance	400,103	332,536
Derecognition	(13,876)	(10,309)
Acquisition / (Settlement)	(81,443)	(87,362)
Allowance account for credit losses of financial assets	400,103	332,536
Beginning balance	332,536	255,483
Closing balance		332,536
Individuals [member] | Gross carrying amount [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Beginning balance	270,371
Transfer to Stage 2	(65,771)
Transfer to Stage 3	(2,966)
Cure from Stage 2	29,153
Cure from Stage 3	61
Acquisition / (Settlement)	74,362
Closing balance	305,210	270,371
Transfer to Stage 3	2,966
Cure from Stage 2	(29,153)
Transfer to Stage 2	65,771
Acquisition / (Settlement)	(74,362)
Allowance account for credit losses of financial assets	305,210	270,371
Beginning balance	270,371	199,158
Transfer to Stage 2		(30,578)
Transfer to Stage 3		(1,663)
Cure from Stage 2		12,788
Net increase / (Reversal)		90,666
Closing balance		270,371
Individuals [member] | Gross carrying amount [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	38,168
Transfer to Stage 3	(13,041)
Cure from Stage 3	1,392
Acquisition / (Settlement)	(3,498)
Closing balance	59,639	38,168
Cure from Stage 1	(29,153)
Transfer to Stage 1	65,771
Cure from Stage 1	29,153
Transfer to Stage 3	13,041
Transfer to Stage 1	(65,771)
Acquisition / (Settlement)	3,498
Allowance account for credit losses of financial assets	59,639	38,168
Beginning balance	38,168	30,793
Transfer to Stage 2		(12,788)
Transfer to Stage 3		(7,207)
Cure from Stage 2		30,578
Net increase / (Reversal)		(4,349)
Closing balance		38,168
Cure from Stage 3		1,141
Individuals [member] | Gross carrying amount [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	23,997
Transfer to Stage 2	13,041
Cure from Stage 2	(1,392)
Acquisition / (Settlement)	10,579
Closing balance	35,254	23,997
Cure from Stage 1	(61)
Transfer to Stage 1	2,966
Cure from Stage 1	61
Transfer to Stage 1	(2,966)
Derecognition	(13,876)
Cure from Stage 2	1,392
Transfer to Stage 2	(13,041)
Acquisition / (Settlement)	(10,579)
Allowance account for credit losses of financial assets	35,254	23,997
Beginning balance	R$ 23,997	25,532
Transfer to Stage 3		(1,141)
Cure from Stage 2		1,663
Net increase / (Reversal)		1,045
Closing balance		23,997
Cure from Stage 3		R$ 7,207